Stockholders' Equity - Summary of outstanding warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		18 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 19, 2021	Oct. 06, 2020	Jul. 01, 2020	May 29, 2020
Class of Warrant or Right [Roll Forward]
Transfers from an Unrelated Third Party	$ 294	$ 581
Warrant liabilities
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	22,610,316	12,721,901
Beginning balance	$ 15,389	$ 18
Warrant Issuances (in shares)		10,240,000
Warrant Issuances		$ 12,185
Exercises of warrants (in shares)	(409,585)	(351,585)
Exercises of warrants	$ (294)	$ (581)
Ending balance (in shares)	22,200,731	22,610,316	22,200,731
Ending balance	$ 669	$ 15,389	$ 669
Outstanding warrants (in shares)	22,200,731	22,610,316	22,200,731
5-Year Private Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	9,888,415	0
Beginning balance	$ 15,326	$ 0
Warrant Issuances (in shares)		10,240,000
Warrant Issuances		$ 12,185
Exercises of warrants (in shares)	(409,585)	(351,585)
Exercises of warrants	$ (294)	$ (581)
Transfers from an Unrelated Third Party (in shares)	409,585	351,585	761,170
Ending balance (in shares)	9,478,830	9,888,415	9,478,830
Ending balance	$ 664	$ 15,326	$ 664
Warrants, exercise price (in dollars per share)	$ 11.50		$ 11.50
Warrant term	5 years		5 years
Outstanding warrants (in shares)	9,478,830	9,888,415	9,478,830
Seller Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	12,721,901	12,721,901
Beginning balance	$ 63	$ 18
Warrant Issuances (in shares)		0
Warrant Issuances		$ 0
Exercises of warrants (in shares)	0	0
Exercises of warrants	$ 0	$ 0
Ending balance (in shares)	12,721,901	12,721,901	12,721,901
Ending balance	$ 5	$ 63	$ 5
Warrants, exercise price (in dollars per share)	$ 40.31	$ 41.26	$ 40.31	$ 40.31		$ 44.82
Warrant term	7 years		7 years
Outstanding warrants (in shares)	12,721,901	12,721,901	12,721,901			12,700,000	12,700,000
Equity classified warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	33,984,817	20,800,000
Beginning balance	$ 41,556	$ 25,100
Warrant Issuances (in shares)	0	12,833,333
Warrant Issuances	$ 0	$ 15,876
Exercises of warrants (in shares)	0	(101)
Exercises of warrants	$ 0	$ (1)
Transfers from an Unrelated Third Party (in shares)	409,585	351,585
Transfers from an Unrelated Third Party	$ 294	$ 581
Ending balance (in shares)	33,984,918	33,984,817	33,984,918
Ending balance	$ 41,850	$ 41,556	$ 41,850
Outstanding warrants (in shares)	33,984,918	33,984,817	33,984,918
5-Year Public Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	24,401,483	20,800,000
Beginning balance	$ 28,618	$ 25,100
Warrant Issuances (in shares)	0	3,249,999
Warrant Issuances	$ 0	$ 2,938
Exercises of warrants (in shares)	0	(101)
Exercises of warrants	$ 0	$ (1)
Transfers from an Unrelated Third Party (in shares)	409,585	351,585
Transfers from an Unrelated Third Party	$ 294	$ 581
Ending balance (in shares)	24,811,068	24,401,483	24,811,068
Ending balance	$ 28,912	$ 28,618	$ 28,912
Warrants, exercise price (in dollars per share)	$ 11.50		$ 11.50		$ 11.50		$ 11.50
Warrant term	5 years		5 years		5 years
Outstanding warrants (in shares)	24,811,068	24,401,483	24,811,068				7,740,000
Public Offering Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	9,583,334	0
Beginning balance	$ 12,938	$ 0
Warrant Issuances (in shares)	0	9,583,334
Warrant Issuances	$ 0	$ 12,938
Exercises of warrants (in shares)	0	0
Exercises of warrants	$ 0	$ 0
Transfers from an Unrelated Third Party (in shares)	0	0
Transfers from an Unrelated Third Party	$ 0	$ 0
Ending balance (in shares)	9,583,334	9,583,334	9,583,334
Ending balance	$ 12,938	$ 12,938	$ 12,938
Warrants, exercise price (in dollars per share)	$ 10.50		$ 10.50		$ 10.50
Warrant term	5 years		5 years		5 years
Outstanding warrants (in shares)	9,583,334	9,583,334	9,583,334